Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Transactions with Related Parties [Abstract]
Schedule of balances with related parties

	December 31,
	2016	2017
	NIS	NIS

Receivables - associates	10	8

Liabilities to related parties, net *	(12)	(23)

Advanced payment (Liability) to Eurocom DBS (not including interest) for contingent consideration (see Note 12B)	(32)	99

*	The amounts are for IGLD, its ultimate parent Eurocom, and their related parties.

Schedule of transactions with related parties

	Year ended December 31,
	2015	2016		2017
	NIS	NIS		NIS
Revenues
From associates (including
interest income in respect of shareholders loans) *	30	7		8
From related parties **	10	13		23
Expenses
To related parties **	128	110	****	122
To associates	3	2		5
Investments
Related parties **	76	59		28

Acquisition of DBS	913	55	****	(70	)***
Revised fair value of the excess advance payments for acquisition of DBS	-	-		56	***

*	Revenues from associates in 2015 include mainly finance income from shareholders loans to DBS, prior to the acquisition of control in DBS.
**	The amounts are for Internet Gold, Eurocom, and their related parties.
***	Adjustment of the liability for contingent consideration for a business combination with DBS and adjustment of the fair value estimate of the amount expected to be returned to Bezeq from the excess of the advance payments that it paid was recognized as financing income, net.
****	Reclassified

Schedule of transactions listed in section 270(4) of the Companies Law

Approval date of the general meeting (after approval of Bezeq’s audit committee and Board of Directors)	Nature of the transaction	Amount of the transaction

March 23, 2015	Approval of Bezeq’s acquisition agreement with Eurocom DBS Ltd. (“Eurocom DBS”) whereby Bezeq will acquire the entire holdings of Eurocom DBS in DBS shares DBS and all the shareholder loans provided by Eurocom DBS to DBS (including acceptance of the terms established by the Antitrust Commissioner’s in his approval of the merger on March 26, 2014, both by Bezeq and by DBS, and announcement of the exercise of Bezeq’s option for the allotment of 6,221 DBS shares, at no cost, representing 8.6% of the share capital of DBS).	The total cost is comprised of: a) total cash of NIS 680; b) total cash of up to NIS 200, subject to certain conditions; c) total cash of up to NIS 170, subject to certain conditions. For additional information about the conditions relating to b and c, see Note 12B above.

October 19, 2015	Approval of Bezeq’s vote at the general meeting of shareholders of DBS in favor of DBS’s agreement with Eurocom and ADB for the order of yesMaxTotal3 converters, under the existing agreement, until December 31, 2017.	Total cost of US$ 14.
December 8, 2015	Amendment to the framework agreement between Pelephone and Eurocom Cellular Communications Ltd., so that it will be extended to other products and brands, including related services for all products and its extension until December 31, 2018 (or three years after the acquisition date of any additional products or brands, whichever is earlier).	Annual scope of up to NIS 50 (for all the products).
June 30, 2016*	Extension of the amended agreement with Eurocom Communications for ongoing management and consultation services for Bezeq. The agreement is for three years, valid until May 31, 2019, unless one of the parties submits three-month notice of termination of the agreement.	NIS 6.4 per year.
November 27, 2014	Bezeq’s agreement to bring forward payments with Eurocom, according to which DBS may advance, at the supplier’s request, payments that are due, or will be due, to Eurocom for orders of converters.	Up to a total cost of US$ 6. this approval was not used in the reporting year
November 3, 2016	Bezeq’s agreement with Eurocom for the additional acquisition of up to 90 thousand VTECH N VDSL routers, valid until June 30, 2017.	Approval for acquisition of up to US$ 11.3 (not including VAT).
In addition, in 2017, additional N standard VDSL routers were acquired, but in amounts that do not exceed the negligibility level as described above.

Approval date of the general meeting (after approval of Bezeq’s audit committee and Board of Directors)	Nature of the transaction	Amount of the transaction

April 3, 2017	Approval of Bezeq’s vote at the general meeting of DBS in favor of the agreement between DBS and Spacecom with an amendment/addendum to the existing agreement between the parties dated November 4, 2013, for the lease of satellite segments in Spacecom’s satellites (“the Agreement”), including in favor of implementation of the Agreement. The validity of the Agreement remains the same as the original agreement, namely, until the end of 2028.	A total nominal cost of up to US$ 263 for the entire term of the Agreement (until December 31, 2028), reflecting an average annual cost of US$ 21.9. It should be noted that the overall cost of the Agreement may be lower if surplus revenue sharing mechanisms are applied and/or the assumptions set out in the amendment to the Agreement.
July 5, 2017	The agreement between Bezeq International and Eurocom Digital for the purchase of up to 100,000 TECH VDSL routers	Approval of the acquisition in an amount of up to US$ 3.2 (not including VAT)

* Eurocom will also provide ongoing consultation services in diverse areas, in a monthly scope of at least 60 hours of consulting services, provided by Or Elovitch, Orna Elovitch-Peled, Amikam Shorer, Felix Cohen, Ami Bar-Lev, and any other party set out in the agreement.

Schedule of financial value of the transactions

Amounts
included in the
consolidated
financial statements
NIS

Expenses	91
Property plant and equipment	11
Acquisition of Eurocom DBS holdings in DBS (see Note 12B)	(70)
Adjustment of the fair value of excess advance payments for the acquisition of DBS (see Note 12B)	56

Schedule of key management personnel compensation
	Year ended December 31
	2015	2016	2017
	NIS	NIS	NIS

Employee benefits	1	2	2